Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 615,014,915	$ 68,519,783
Other financial liabilities, Non-current	1,904,512,941	2,183,803,256
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	542,220,313	55,977,988
Other financial liabilities, Non-current	1,897,563,167	2,138,411,462
Interest-Bearing Borrowings [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	135,217,631	1,627,731
Other financial liabilities, Non-current	564,865,280	465,166,560
Interest-Bearing Borrowings [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	135,217,631	1,627,731
Other financial liabilities, Non-current	$ 564,865,280	$ 465,166,560
Interest-Bearing Borrowings [Member] | Banco Santander (Overdraft facility) [Member] | Level 2 [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 3	$ 3
Interest-Bearing Borrowings [Member] | Banco Santander [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.71%	5.22%
Nominal Interest Rate	5.71%	5.22%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 43,823,228	$ 24,825
Other financial liabilities, Non-current		$ 42,616,261
Interest-Bearing Borrowings [Member] | Sumitomo Mitsui Banking Corp. NY [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.70%
Nominal Interest Rate		5.70%
Amortization		Upon expiration
Other financial liabilities, Current		$ 318,451
Other financial liabilities, Non-current		$ 42,548,459
Interest-Bearing Borrowings [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.86%	6.29%
Nominal Interest Rate	6.86%	6.29%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 677,066	$ 582,906
Other financial liabilities, Non-current	$ 131,568,000	$ 128,379,000
Interest-Bearing Borrowings [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.89%	5.17%
Nominal Interest Rate	4.89%	5.17%
Amortization	Annual	Annual
Other financial liabilities, Current	$ 2,709,891	$ 314,835
Other financial liabilities, Non-current	$ 433,297,280	$ 34,234,400
Interest-Bearing Borrowings [Member] | European Investment Bank One [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.28%
Nominal Interest Rate		5.28%
Amortization		Annual
Other financial liabilities, Current		$ 80,276
Other financial liabilities, Non-current		$ 8,558,600
Interest-Bearing Borrowings [Member] | European Investment Bank Two [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.79%
Nominal Interest Rate		4.79%
Amortization		Annual
Other financial liabilities, Current		$ 305,760
Other financial liabilities, Non-current		$ 208,829,840
Interest-Bearing Borrowings [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.37%
Nominal Interest Rate	6.37%
Amortization	Upon expiration
Other financial liabilities, Current	$ 66,063,550
Interest-Bearing Borrowings [Member] | Mizuho Bank LTD. | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.37%
Nominal Interest Rate	6.37%
Amortization	Upon expiration
Other financial liabilities, Current	$ 21,928,000
Interest-Bearing Borrowings [Member] | Commitment fee (Scotiabank) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.09%	0.09%
Nominal Interest Rate	0.09%	0.09%
Amortization	Upon expiration	Quarterly
Other financial liabilities, Current	$ 160	$ 80
Interest-Bearing Borrowings [Member] | Commitment fee (BBVA ES) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.25%
Nominal Interest Rate		0.25%
Amortization		Quarterly
Other financial liabilities, Current		$ 595
Interest-Bearing Borrowings [Member] | Commitment fee (SMBC) | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.32%
Nominal Interest Rate	0.32%
Amortization	Upon expiration
Other financial liabilities, Current	$ 15,733
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	295,446	678
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Banco Santander (Overdraft facility) [Member] | Level 2 [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3	3
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	279,550
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Commitment fee (Scotiabank) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	160	80
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Commitment fee (BBVA ES) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		595
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Commitment fee (SMBC) | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	15,733
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	134,922,185	1,627,053
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Banco Santander [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	43,823,228	24,825
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Sumitomo Mitsui Banking Corp. NY [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		318,451
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	677,066	582,906
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,709,891	314,835
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | European Investment Bank One [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		80,276
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | European Investment Bank Two [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		305,760
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	65,784,000
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Mizuho Bank LTD. | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	21,928,000
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		42,616,261
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		42,616,261
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Banco Santander [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		42,616,261
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	153,057,439	42,548,459
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	153,057,439	42,548,459
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Sumitomo Mitsui Banking Corp. NY [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		42,548,459
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	131,568,000
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	21,489,439
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	32,548,640	128,379,000
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	32,548,640	128,379,000
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		128,379,000
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	32,548,640
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,094,962	20,968,571
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,094,962	20,968,571
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,094,962	2,852,867
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | European Investment Bank One [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		713,217
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | European Investment Bank Two [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		17,402,487
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	346,164,239	230,654,269
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	346,164,239	230,654,269
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 346,164,239	31,381,533
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | European Investment Bank One [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		7,845,383
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | European Investment Bank Two [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 191,427,353